Quarterly Report
April 30, 2020
MFS®  Equity Income Fund

Portfolio of Investments
4/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.7%
Aerospace – 1.0%
Honeywell International, Inc.	13,160	$1,867,404
Apparel Manufacturers – 1.2%
LVMH Moet Hennessy Louis Vuitton SE	5,637	$2,177,191
Automotive – 0.4%
Magna International, Inc.	17,500	$681,921
Brokerage & Asset Managers – 1.2%
Invesco Ltd.	124,285	$1,071,337
TD Ameritrade Holding Corp.	30,437	1,195,261
		$2,266,598
Business Services – 2.0%
Accenture PLC, “A”	6,534	$1,210,031
Fiserv, Inc. (a)	23,963	2,469,627
		$3,679,658
Cable TV – 2.7%
Comcast Corp., “A”	133,445	$5,021,535
Computer Software – 8.7%
Adobe Systems, Inc. (a)	2,073	$733,096
Microsoft Corp.	86,495	15,500,769
		$16,233,865
Computer Software - Systems – 5.4%
Apple, Inc.	26,372	$7,748,094
Hitachi Ltd.	75,900	2,277,248
		$10,025,342
Consumer Products – 1.2%
Kimberly-Clark Corp.	15,919	$2,204,463
Electrical Equipment – 1.1%
Johnson Controls International PLC	43,841	$1,276,211
Reynolds Consumer Products, Inc.	7,725	250,522
Schneider Electric SE	6,682	611,133
		$2,137,866
Electronics – 4.5%
Applied Materials, Inc.	38,821	$1,928,627
Intel Corp.	38,860	2,330,823
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	77,149	4,098,926
		$8,358,376
Energy - Independent – 0.7%
Valero Energy Corp.	21,630	$1,370,261
Energy - Integrated – 1.9%
BP PLC	541,863	$2,136,834
Eni S.p.A.	157,478	1,503,794
		$3,640,628

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 3.5%
Ingredion, Inc.	18,774	$1,524,449
J.M. Smucker Co.	30,567	3,512,454
PepsiCo, Inc.	11,742	1,553,349
		$6,590,252
Food & Drug Stores – 1.9%
Seven & I Holdings Co. Ltd.	14,800	$487,629
Wal-Mart Stores, Inc.	25,570	3,108,033
		$3,595,662
General Merchandise – 0.7%
Dollar General Corp.	7,720	$1,353,316
Health Maintenance Organizations – 0.5%
Cigna Corp.	4,532	$887,275
Insurance – 3.2%
Everest Re Group Ltd.	4,470	$773,891
MetLife, Inc.	72,977	2,633,010
Zurich Insurance Group AG	8,175	2,602,619
		$6,009,520
Internet – 2.2%
Alphabet, Inc., “A” (a)	2,522	$3,396,377
Facebook, Inc., “A” (a)	3,235	662,237
		$4,058,614
Machinery & Tools – 5.1%
AGCO Corp.	60,696	$3,207,177
Cummins, Inc.	7,460	1,219,710
Eaton Corp. PLC	54,979	4,590,746
Regal Beloit Corp.	6,524	463,269
		$9,480,902
Major Banks – 6.4%
Bank of America Corp.	219,161	$5,270,822
BNP Paribas	11,190	351,629
Morgan Stanley	86,270	3,401,626
State Street Corp.	12,450	784,848
Sumitomo Mitsui Financial Group, Inc.	34,800	916,484
Wells Fargo & Co.	43,390	1,260,480
		$11,985,889
Medical & Health Technology & Services – 4.4%
HCA Healthcare, Inc.	31,903	$3,505,502
McKesson Corp.	33,661	4,754,616
		$8,260,118
Metals & Mining – 1.1%
Rio Tinto PLC	44,333	$2,057,329
Natural Gas - Pipeline – 2.9%
Enbridge, Inc.	13,741	$421,574
Enterprise Products Partners LP	135,418	2,377,940
EQM Midstream Partners LP	62,080	1,250,291
Equitrans Midstream Corp.	86,396	723,998
Plains All American Pipeline LP	70,480	622,339
		$5,396,142

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.2%
Schlumberger Ltd.	22,780	$383,160
Other Banks & Diversified Financials – 2.5%
Citigroup, Inc.	84,015	$4,079,768
Synchrony Financial	26,315	520,774
		$4,600,542
Pharmaceuticals – 11.1%
Bayer AG	16,917	$1,114,905
Bristol-Myers Squibb Co.	29,511	1,794,564
Eli Lilly & Co.	39,798	6,154,363
Johnson & Johnson	8,148	1,222,526
Merck & Co., Inc.	48,630	3,858,304
Pfizer, Inc.	51,511	1,975,962
Roche Holding AG	13,659	4,746,865
		$20,867,489
Railroad & Shipping – 0.4%
Union Pacific Corp.	5,320	$850,083
Real Estate – 4.1%
Brixmor Property Group, Inc., REIT	42,424	$485,755
EPR Properties, REIT	13,158	387,108
Lexington Realty Trust, REIT	77,020	804,859
Medical Properties Trust, Inc., REIT	106,481	1,825,084
Public Storage, Inc., REIT	2,009	372,569
Spirit Realty Capital, Inc., REIT	45,748	1,407,208
STORE Capital Corp., REIT	115,795	2,324,006
		$7,606,589
Restaurants – 2.1%
Starbucks Corp.	52,297	$4,012,749
Specialty Chemicals – 0.3%
Superior Plus Corp.	84,930	$602,829
Specialty Stores – 4.4%
Amazon.com, Inc. (a)	1,151	$2,847,574
Best Buy Co., Inc.	10,227	784,718
Target Corp.	41,413	4,544,662
		$8,176,954
Telephone Services – 1.0%
Verizon Communications, Inc.	34,145	$1,961,630
Tobacco – 2.7%
British American Tobacco PLC	36,710	$1,424,307
Japan Tobacco, Inc.	77,700	1,452,386
Philip Morris International, Inc.	29,580	2,206,668
		$5,083,361
Utilities - Electric Power – 3.0%
Duke Energy Corp.	13,555	$1,147,566
Exelon Corp.	106,282	3,940,936
NextEra Energy, Inc.	2,263	523,025
		$5,611,527
Total Common Stocks		$179,097,040

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – 1.6%
Medical Equipment – 0.3%
Danaher Corp., 4.75%	525	$624,288
Utilities - Electric Power – 1.3%
CenterPoint Energy, Inc., 7%	70,421	$2,383,047
Total Convertible Preferred Stocks		$3,007,335
Preferred Stocks – 0.5%
Electronics – 0.5%
Samsung Electronics Co. Ltd.	26,677	$929,072
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 0.41% (v)	3,794,434	$3,794,814

Other Assets, Less Liabilities – 0.2%		289,040
Net Assets – 100.0%		$187,117,301
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,794,814 and $183,033,447, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$152,438,772	$—	$—	$152,438,772
Switzerland	7,349,484	—	—	7,349,484
United Kingdom	5,618,470	—	—	5,618,470
Japan	—	5,133,747	—	5,133,747
Taiwan	4,098,926	—	—	4,098,926
France	3,139,953	—	—	3,139,953
Canada	1,706,324	—	—	1,706,324
Italy	1,503,794	—	—	1,503,794
Germany	1,114,905	—	—	1,114,905
Other Countries	—	929,072	—	929,072
Mutual Funds	3,794,814	—	—	3,794,814
Total	$180,765,442	$6,062,819	$—	$186,828,261
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,376,258	$16,563,061	$14,144,227	$188	$(466)	$3,794,814
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$18,015	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.